Business Combination - Schedule of Purchase Consideration, the Net Assets Acquired, and Goodwill (Parentheticals) (Details)	Sep. 13, 2024	Apr. 15, 2024
Class A ordinary shares [Member]
Schedule of Purchase Consideration, the Net Assets Acquired, and Goodwill [Line Items]
Number of outstanding ordinary shares	12,514,600	417,130
Holdback shares [Member]
Schedule of Purchase Consideration, the Net Assets Acquired, and Goodwill [Line Items]
Number of outstanding ordinary shares	255,400